Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitment to acquire equipment and services from vendors	$ 6,700		$ 6,700
Equipment purchased	616		4,100
Rent expense	228	$ 233	655	$ 672	$ 897	$ 915
Rental income from noncancelable sublease	45	$ 45	136	$ 136	182	$ 121
Future minimum rental payments to be received under sublease	78		78		$ 217
Unfunded commitment	1,400		1,400
Purchase Commitment, Amount Reimbursed	1,400		5,300
Accounts Payable, Purchase Commitment	$ 798		$ 798